Organization and Principal Activities	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Tuniu Corporation (the “Company”) is an exempted company with limited liability incorporated in the Cayman Islands. The Company, its subsidiaries, including the consolidated variable interest entity (“VIE”) and its subsidiaries (collectively referred to as the “Affiliated Entities”) are collectively referred to as the “Group”. The Group's principal activity is the provision of travel-related services in the People's Republic of China (“PRC”).

As of December 31, 2015, the Company's significant consolidated subsidiaries and the consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIE	Date of establishment/acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Subsidiaries of the Company:
Tuniu (HK) Limited	Established on May 20, 2011	Hong Kong	100%
Tuniu (Nanjing) Information Technology Co., Ltd.	Established on August 24, 2011	PRC	100%
Beijing Tuniu Technology Co., Ltd. (“Beijing Tuniu”)	Established on September 8, 2008	PRC	100%
Variable Interest Entity (“VIE”)
Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu”)	Established on December 18, 2006	PRC	100%
Subsidiaries of VIE
Shanghai Tuniu International Travel Service Co., Ltd.	Acquired on August 22, 2008	PRC	100%
Nanjing Tuniu International Travel Service Co., Ltd.	Acquired on December 22, 2008	PRC	100%
Beijing Tuniu International Travel Service Co., Ltd.	Acquired on November 18, 2009	PRC	100%
Nanjing Tuzhilv Tickets Sales Co., Ltd.	Established on April 19, 2011	PRC	100%
Tianjin Classic Holiday International Travel Agency Co., Ltd.	Acquired on April 1, 2015	PRC	100%
Zhejiang Zhongshan International Agency Co., Ltd.	Acquired on April 1, 2015	PRC	100%
Beijing Global Tour International Travel Service Co., Ltd.	Acquired on July 1, 2015	PRC	75.02%
Tuniu Insurance Brokers Co., Ltd.	Acquired on August 11, 2015	PRC	100%
Beijing Hengxin International Travel Agency Co., Ltd.	Acquired on October 1, 2015	PRC	80%